UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH 45247
(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code:    513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Comcast Corp. - Class A	50,800	$1,735,836
Hasbro Inc.	45,300	3,818,790
Nike Inc. - Class B	65,200	4,331,888
Starbucks Corp.	112,200	6,495,258
TJX Companies Inc.	81,200	6,622,672
11.2% - Total For Consumer Discretionary		$23,004,444

Coca Cola Co.	143,520	6,233,074
CVS Health Corp.	79,905	4,970,890
Ingredion Inc.	29,800	3,841,816
J. M. Smuckers Co.	50,500	6,262,505
Procter & Gamble Co.	105,390	8,355,319
Wal-Mart Stores Inc.	43,500	3,870,195
16.3% - Total For Consumer Staples		$33,533,799

Chevron Corp.	35,275	4,022,761
Royal Dutch Shell PLC, Class B ADR	91,500	5,995,995
Schlumberger Ltd.	60,050	3,890,039
6.7% - Total For Energy		$13,908,795

American Express Co.	61,500	5,736,720
Axis Capital Holdings Inc.	76,500	4,404,105
Bank of America Corp.	193,500	5,803,065
Chubb Ltd.	28,325	3,874,010
Iberiabank Corp.	74,100	5,779,800
Invesco Ltd.	54,185	1,734,462
Marsh & McLennan Companies Inc.	46,700	3,856,953
S&P Global Inc.	25,000	4,776,500
17.5% - Total For Financial Services		$35,965,615

Abbott Laboratories	102,800	6,159,776
Danaher Corp.	41,100	4,024,101
Medtronic PLC	77,900	6,249,138
Zimmer Biomet Holdings	51,300	5,593,752
Zoetis Inc.	55,400	4,626,454
12.9% - Total For Health Care		$26,653,221

Carlisle Companies Inc.	40,200	4,197,282
Hubbell Inc.	46,000	5,601,880
Paccar Inc.	57,800	3,824,626
Union Pacific Corp.	34,350	4,617,670
8.9% - Total For Industrials		$18,241,458

Accenture PLC - Class A	12,120	1,860,420
Alphabet Inc. - Class A*	5,800	6,015,412
Apple Inc.	43,310	7,266,552
Automatic Data Processing Inc.	36,000	4,085,280
Cognizant Technology Solutions Corp.*	25,000	2,012,500
Mastercard Inc.- Class A	39,600	6,936,336
Microsoft Corp.	48,360	4,413,817
Oracle Corp.	124,900	5,714,175
18.6% - Total For Information Technology		$38,304,492

Sherwin-Williams Co.	14,900	5,842,588
2.8% - Total For Materials		$5,842,588

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Realty Income Corp.	40,200	2,079,546
1.0% - Total For Real Estate		$2,079,546

AT&T Inc.	112,540	4,012,051
1.9% - Total For Telecommunication Services		$4,012,051

Total Common Stocks 97.8%		$201,546,009
(Identified Cost $165,249,901)

Cash Equivalents

First American Government Obligation Fund, Class Z**	4,226,042	4,226,042
Total Cash Equivalents 2.1%		$4,226,042
(Identified Cost $4,226,042)

Total Portfolio Value 99.9%		$205,772,051
(Identified Cost $169,475,943)

Other Assets in Excess of Liabilities 0.1%		$238,834

Total Net Assets 100.0%		$206,010,885

* Non-income producing security.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Amazon.com Inc.*	630	$911,824
Hasbro Inc.	11,600	977,880
Nike Inc. Class B	16,370	1,087,623
Starbucks Corp.	26,500	1,534,085
TJX Companies Inc.	13,870	1,131,237
11.4% - Total For Consumer Discretionary		$5,642,649

Coca Cola Co.	11,440	496,839
CVS Health Corp.	11,620	722,880
J. M. Smuckers Co.	12,000	1,488,120
Kroger Co.	37,420	895,835
Procter & Gamble Co.	25,300	2,005,784
Wal-Mart Stores Inc.	12,010	1,068,530
13.4% - Total For Consumer Staples		$6,677,988

Chevron Corp.	8,300	946,532
Royal Dutch Shell PLC, Class B ADR	22,100	1,448,213
Schlumberger Ltd.	13,505	874,854
6.6% - Total For Energy		$3,269,599

American Express Co.	15,666	1,461,325
Axis Capital Holdings Inc.	18,450	1,062,167
Bank of America Corp.	35,225	1,056,398
Iberiabank Corp.	18,610	1,451,580
Invesco Ltd.	22,500	720,225
JP Morgan Chase & Co.	9,220	1,013,923
S&P Global Inc.	3,590	685,905
15.0% - Total For Financial Services		$7,451,523

Biogen Inc.*	2,900	794,078
Danaher Corp.	11,330	1,109,320
Inogen, Inc.*	5,000	614,200
Medtronic PLC	11,170	896,057
Zimmer Biomet Holdings	13,400	1,461,136
Zoetis Inc.	14,854	1,240,458
12.3% - Total For Health Care		$6,115,249

Carlisle Companies Inc.	8,640	902,102
Hubbell Inc.	11,300	1,376,114
Paccar Inc.	13,940	922,410
Union Pacific Corp.	7,610	1,023,012
8.5% - Total For Industrials		$4,223,638

Alphabet Inc. - Class A*	870	902,312
Alphabet Inc. - Class C*	979	1,010,122
Apple Inc.	15,060	2,526,767
Automatic Data Processing	9,250	1,049,690
Broadcom Ltd.	3,965	934,352
Cognizant Technology Solutions Corp.*	13,120	1,056,160
Facebook Inc. - Class A*	6,130	979,513
Mastercard Inc. - Class A	10,120	1,772,619
Oracle Corp.	20,510	938,333
Salesforce.com Inc.*	9,590	1,115,317
Worldpay Inc.	15,370	1,264,029
27.3% - Total For Information Technology		$13,549,214

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Sherwin-Williams Co.	3,820	1,497,898
3.0% - Total For Materials		$1,497,898

Total Common Stocks 97.5%		$48,427,758
(Identified Cost $37,295,840)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,223,806	1,223,806
Total Cash Equivalents 2.5%		$1,223,806
(Identified Cost $1,223,806)

Total Portfolio Value 100.0%		$49,651,564
(Identified Cost $38,519,646)

Other Assets in Excess of Liabilities 0.0%		$19,285

Total Net Assets 100.0%		$49,670,849

* Non-income producing security.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Burlington Stores Inc.	7,800	$1,038,570
Carter's Inc.	8,500	884,850
Cooper-Standard Holdings	6,500	798,265
Culp Inc.	23,000	702,650
Gentex Corp.	40,000	920,800
Hanesbrands Inc.	39,000	718,380
Hasbro Inc.	12,200	1,028,460
LKQ Corp.*	20,000	759,000
Monro Inc.	11,400	611,040
Steven Madden Ltd.*	19,100	838,490
Strum Ruger & Co.	14,000	735,000
Thor Industries Inc.	4,400	506,748
Vail Resorts Inc.	3,500	775,950
Winmark Corp.	4,009	524,377
17.3% - Total For Consumer Discretionary		$10,842,580

Church & Dwight Co. Inc.	17,000	856,120
Ingredion Inc.	5,300	683,276
J. M. Smuckers Co.	8,100	1,004,481
Spectrum Brands Holdings Corp.	7,300	757,010
5.2% - Total For Consumer Staples		$3,300,887

Oceaneering International Inc.	24,000	444,960
0.7% - Total For Energy		$444,960

Assurant Inc.	6,000	548,460
Axis Capital Holdings Ltd.	18,000	1,036,260
Bar Harbor Bancshares	32,000	887,040
Berkshire Hills Bancorp Inc.	19,500	740,025
Bryn Mawr Bank Corp.	18,000	791,100
Diamond Hill Investment Group Inc.	3,600	743,616
East West Bancorp Inc.	12,000	750,480
Everest Re Group Ltd.	4,000	1,027,280
Farmers National Banc	50,500	699,425
First Interstate Bancsystem Inc.	18,000	711,900
Iberiabank Corp.	10,000	780,000
Invesco Ltd.	24,700	790,647
MidWestOne Financial Group	21,000	699,090
Reinsurance Group of America Inc.	4,500	693,000
Signature Bank	5,700	809,115
Westwood Holdings Group Inc.	8,300	468,867
19.4% - Total For Financial Services		$12,176,305

Align Technology Inc.*	4,300	1,079,859
Inogen Inc.	5,800	712,472
Lemaitre Vascular Inc.	27,800	1,007,194
Mimedx Group Inc.	36,000	250,920
Prestige Brands Holdings Inc.*	24,000	809,280
United Therapeutics Corp.*	5,300	595,508
Universal Health Services Inc. - Class B	8,000	947,280
Veeva Systems Inc. - Class A	14,300	1,044,186
10.3% - Total For Health Care		$6,446,699

Alamo Group Inc.	6,100	670,390
American Woodmark Corp.*	6,000	590,700

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Barnes Group Inc.	11,600	694,724
Carlisle Coompanies Inc.	10,500	1,096,305
Continental Building Products	26,000	742,300
Deluxe Corp.	13,900	1,028,739
Hillenbrand Inc.	14,000	642,600
Hubbell Inc.	7,900	962,062
MSA Safety Inc.	9,000	749,160
Old Dominion Freight Line Inc.*	6,300	925,911
Quanta Services Inc.*	17,000	583,950
Regal Beloit Corp.	12,000	880,200
Snap-On Inc.	5,000	737,700
Standex International Inc.	9,000	858,150
17.8% - Total For Industrials		$11,162,891

Amdocs Ltd.	14,500	967,440
CACI International Inc.	7,300	1,104,855
Constellation Software	1,200	813,600
Flir Systems Inc.	9,800	490,098
Manhattan Associates Inc.	11,300	473,244
PC Connection Inc.	27,000	675,000
Perficient Inc.*	33,000	756,360
Ultimate Software Group Inc.*	1,700	414,290
Tyler Technologties Inc.	3,800	801,648
Worldpay Inc.	11,700	962,208
11.9% - Total For Information Technology		$7,458,743

AptarGroup Inc.	8,200	736,606
Avery Dennison Corp.	4,500	478,125
Packaging Corp. of America	5,300	597,310
RPM International Inc.	15,000	715,050
Sensient Technologies	7,500	529,350
Westlake Chemical Corp.	8,500	944,775
6.4% - Total For Materials		$4,001,216

Alexandria Real Estate Equities Inc.	6,900	861,741
Apartment Investment & Mangement Co.	20,000	815,000
Extra Space Storage Inc.	8,300	725,088
National Retail Properties Inc.	18,500	726,310
Realty Income Corp.	15,500	801,815
6.3% - Total For Real Estate		$3,929,954

Atmos Energy Corp.	11,800	994,032
1.6% - Total For Utilities		$994,032

Total Common Stocks 96.9%		$60,758,267
(Identified Cost $50,565,029)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,924,059	1,924,059
Total Cash Equivalents 3.1%		$1,924,059
(Identified Cost $1,924,059)

Total Portfolio Value 100.0%		$62,682,326
(Identified Cost $52,489,088)

Other Assets in Excess of Liabilities 0.0%		$33,021

Total Net Assets 100.0%		$62,715,347

* Non-income producing security.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,600	$61,792
Apartment Investment & Management Co.	2,624	106,928
Avalonbay Communities Inc.	1,809	297,508
Camden Property Trust	1,200	101,016
Equity LifeStyle Properties Inc.	1,500	131,655
Equity Residential	5,000	308,100
Essex Property Trust Inc.	865	208,188
Macerich Co.	2,192	122,796
Simon Property Group Inc.	4,279	660,464
Taubman Centers Inc.	800	45,528
Urban Edge Properties	1,530	32,665
20.5% - Total For Residential		$2,076,640

American Tower Corp.	5,839	848,640
Brandywine Realty Trust	3,000	47,640
Cousins Properties Inc.	3,500	30,380
Equinix Inc.	600	250,884
Douglas Emmett Inc.	2,500	91,900
Kimco Realty Corp.	5,667	81,605
Mid-America Apartment Communities Inc.	2,233	203,739
LTC Properties Inc.	650	24,700
Realty Income Corp.	3,569	184,624
Quality Care Properties*	1,300	25,259
Universal Health Realty Income Trust	300	18,030
Ventas Inc.	4,700	232,791
20.1% - Total For Diversified		$2,040,192

Highwoods Properties Inc.	1,700	74,494
Host Hotels & Resorts Inc.	10,354	192,999
Lexington Realty Trust	3,500	27,545
National Retail Properties Inc.	2,250	88,335
Piedmont Office Realty Trust Inc.	3,500	61,565
Regency Centers Corp.	2,095	123,563
Vornado Realty Trust	2,561	172,355
Welltower Inc.	4,750	258,542
HCP Inc.	6,500	150,995
11.3% - Total For Health Care Facilities		$1,150,393

Diamondrock Hospitality Co.	4,000	41,760
JBG Smith Properties	1,280	43,149
Liberty Property Trust	2,661	105,722
Prologis Inc.	7,306	460,205
Retail Properties of America	3,500	40,810
RL Lodging Trust	2,500	48,600
7.3% - Total For Hotels/Motels		$740,246

Alexandria Real Estate Equities Inc.	1,000	124,890
Boston Properties Inc.	2,020	248,904
CoreSite Realty Corp.	500	50,130
Omega Healthcare Investors Inc.	2,500	67,600
Digital Realty Trust Inc.	3,281	345,752
Duke Realty Corp.	5,000	132,400
Equity Commonwealth*	1,700	52,139
Hospitality Properties Trust	2,100	53,214
LaSalle Hotel Properties	1,500	43,515

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Life Storage Inc.	450	37,584
Mack-Cali Realty Corp.	1,500	25,065
Pebblebrook Hotel Trust	1,200	41,220
12.1% - Total For Office		$1,222,413

CubeSmart	2,500	70,500
DCT Industrial Trust Inc.	1,375	77,468
EastGroup Properties Inc.	600	49,596
Extra Space Storage Inc.	1,750	152,880
First Industrial Realty Trust Inc.	1,675	48,960
Public Storage	2,400	480,936
PS Business Parks Inc.	500	56,520
9.2% - Total For Industrial		$936,860

Acadia Realty Trust	1,000	24,600
Alexander's Inc.	100	38,123
DDR Corp.	4,055	29,723
EPR Properties	1,000	55,400
Federal Realty Investment Trust	1,000	116,110
General Growth Properties Inc.	12,200	249,612
Healthcare Realty Trust Inc.	1,500	41,565
Kilroy Realty Corp.	1,545	109,633
Medical Properties Trust Inc.	2,800	36,400
Corporate Office Properties Trust	2,000	51,660
Ryman Hospitality Properties	1,000	77,450
Rayonier Inc.	2,000	70,360
Sun Communities Inc.	650	59,391
Senior Housing Properties Trust	2,000	31,320
SL Green Realty Corp.	1,500	145,245
UDR Inc.	3,807	135,605
Washington Real Estate Investment Trust	1,500	40,950
Weingarten Realty Investors	2,500	70,200
Washington Prime Group Inc.	3,353	22,365
13.9% - Total For Retail		$1,405,712

Tanger Factory Outlet Centers Inc.	2,000	44,000
Weyerhaeuser Co.	10,700	374,500
4.1% - Total For Lumber, Wood Products		$418,500

Total REITs 98.5%		$9,990,956
(Identified Cost $5,411,990)

Cash Equivalents

First American Government Obligation Fund, Class Z**	124,547	124,547
Total Cash Equivalents 1.2%		$124,547
(Identified Cost $124,547)

Total Portfolio Value 99.7%		$10,115,503
(Identified Cost $5,536,537)

Other Assets in Excess of Liabilities 0.3%		$28,910

Total Net Assets 100.0%		$10,144,413

* Non-income producing security.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Adidas AG ADR	1,500	$182,655
CIE Financiere Richemont AG ADR	22,000	196,790
Compass Group PLC ADR	3,846	80,131
Daimler AG	600	50,898
Honda Motor Co. Ltd. ADR	3,500	121,555
Magna International Inc.	3,000	169,050
Publicis Groupe SA ADR	7,800	135,486
RTL Group SA ADR	15,000	122,550
Sky PLC ADR	4,500	327,105
Sony Corp. ADR	2,700	130,518
Tata Motors Ltd. ADR	3,425	88,023
Toyota Motor Corp. ADR	1,800	234,666
WPP PLC ADR	1,800	143,190
10.9% - Total For Consumer Discretionary		$1,982,617

Coca-Cola Amatil Ltd. ADR	10,860	73,359
Danone ADR	6,184	100,552
Essity AB ADR	5,300	146,333
L'Oreal ADR	2,800	126,406
Nestle SA ADR	2,400	189,720
Reckitt Benckiser Group PLC ADR	5,900	99,297
Shoprite Holdings Ltd. ADR	11,000	238,425
Svenska Cellulosa Aktiebolaget ADR	11,100	118,659
Unilever NV ADR	2,500	140,975
Unilever PLC ADR	3,000	166,680
Wal-Mart De Mexico SAB de CV ADR	12,000	307,440
9.4% - Total For Consumer Staples		$1,707,846

BP PLC ADR	2,298	93,161
CNOOC Ltd. ADR	500	73,935
Lukoil Corp. ADR	3,900	269,958
Petrochina Co. Ltd. ADR	300	20,922
Royal Dutch Shell PLC, Class B ADR	1,400	91,742
Sasol Ltd. ADR	2,800	95,284
Statoil ASA ADR	4,000	94,600
Suncor Energy Inc.	3,200	110,528
Technip FMC PLC	3,100	91,295
Total SA ADR	2,352	135,687
Woodside Petroleum ADR	5,200	117,728
6.6% - Total For Energy		$1,194,840

Admiral Group PLC ADR	6,400	169,920
Allianz SE ADR	7,900	179,251
Australia and New Zealand Banking Group Ltd. ADR	3,200	66,800
Banco Bradesco ADR	13,310	158,123
Banco Santander SA ADR	17,974	117,730
Bank of Montreal	1,240	93,707
Barclays PLC ADR	10,000	118,200
BNP Paribas ADR	4,000	148,980
China Construction Bank ADR	5,300	110,743
Credit Suisse Group ADR	3,777	63,416
Deutsche Boerse AG ADR	7,000	95,410
ICICI Bank Ltd. ADR	9,680	85,668
Industrial and Commercial Bank Of China Ltd. ADR	16,000	278,960

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Itau Unibanco Holding SA ADR	7,700	120,120
KB Financial Group Inc. ADR	2,400	139,056
Manulife Financial Corp.	4,420	82,124
Mitsubishi UFJ Financial Group Inc. ADR	42,900	284,856
Mizuho Financial Group Inc. ADR	41,400	153,180
Orix Corp. ADR	1,750	157,255
Royal Bank of Canada	1,000	77,290
Sumitomo Mitsui Financial Group Inc. ADR	37,000	314,500
Tokio Marine Holdings Inc. ADR	6,000	274,080
Toronto Dominion Bank	1,400	79,590
UBS Group AG*	4,800	84,768
United Overseas Bank Ltd. ADR	1,900	79,781
Westpac Banking Corp. Ltd. ADR	4,650	103,137
Zurich Insurance Group Ltd. ADR	3,240	106,223
20.6% - Total For Financial Services		$3,742,868

Astellas Pharma Inc. ADR	23,000	351,440
Astrazeneca PLC ADR	1,600	55,952
Bayer AG ADR	5,200	146,926
Dr. Reddy's Laboratories Ltd. ADR	3,340	109,185
Novartis AG ADR	2,480	200,508
Novo Nordisk AS	4,000	197,000
Roche Holdings Ltd. ADR	7,100	203,237
Shire PLC ADR	1,200	179,268
Taro Pharmaceuticals Ltd.*	800	78,992
Teva Pharmaceuticals ADR	2,400	41,016
8.6% - Total For Health Care		$1,563,524

ABB Ltd. ADR	2,900	68,846
Atlas Copco AB ADR	4,300	188,039
BAE Systems PLC ADR	1,600	53,216
Bunzl PLC ADR	5,600	168,112
Canadian National Railway Co.	1,400	102,382
CK Hutchison Holdings Ltd. ADR	8,000	95,920
Fanuc Corp. ADR	4,000	101,720
Itochu Corp. ADR	3,700	144,985
Keppel Corp. Ltd. ADR	7,900	93,990
Komatsu Ltd. ADR	4,000	134,600
Mitsui & Co., Ltd. ADR	300	103,957
Schneider Electric SE ADR	10,000	175,900
Sensata Technologies Holding NV*	4,300	222,869
Siemens AG ADR	1,800	115,056
9.8% - Total For Industrials		$1,769,592

Alibaba Group Holdings ADR*	1,600	293,664
Baidu Inc. ADR*	400	89,276
Cap Gemini SA ADR	4,000	99,700
CGI Group Inc.*	5,100	293,964
Lenovo Group Ltd. ADR	15,000	153,750
Open Text Corp.	5,000	174,000
SAP SE ADR	3,100	325,996
Siliconware Precision Industries Co. ADR	4,267	36,910
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	350,080
Tencent Holdings Ltd. ADR	6,500	346,385
United Microelectronics ADR	44,930	116,369
12.6% - Total For Information Technology		$2,280,094

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

	Shares	Fair Value
Air Liquide SA ADR	4,154	102,126
BASF SE ADR	7,400	187,886
BHP Billiton Ltd. ADR	2,550	113,297
Newcrest Mining Ltd. ADR	15,000	225,450
Nitto Denko Corp. ADR	4,200	158,634
Posco ADR	1,400	110,390
Rio Tinto PLC ADR	1,570	80,902
5.4% - Total For Materials		$978,685

BT Group PLC ADR	3,800	61,408
China Mobile Ltd. ADR	3,700	169,275
Deutsche Telekom AG ADR	4,000	65,560
KDDI Corp. ADR	16,000	204,880
Nippon Telegraph and Telephone Corp. ADR	1,200	55,860
Orange ADR	12,000	204,960
PLDT Inc. ADR	1,800	51,066
SK Telecom Co. Ltd. ADR	3,400	82,178
SoftBank Group Corp. ADR	1,800	67,311
Telefonica SA ADR	5,190	51,225
Telenor ASA ADR	6,900	157,182
6.5% - Total For Telecommunication Services		$1,170,905

Enel SpA ADR	21,100	128,605
Enel Americas SA ADR	12,000	139,440
Iberdrola SA ADR	3,578	105,515
Korea Electric Power Corp. ADR	7,800	120,042
National Grid PLC ADR	2,566	144,799
SSE PLC ADR	4,000	72,260
3.9% - Total For Utilities		$710,661

Total Common Stocks 94.3%		$17,101,632
(Identified Cost $13,067,782)

Real Estate Investment Trusts (REITs)

Sun Hung Kai Properties Ltd. ADR	14,100	225,882
Total REITs 1.2%		$225,882
(Identified Cost $191,989)

Cash Equivalents

First American Government Obligation Fund, Class Z**	710,917	710,917
Total Cash Equivalents 3.9%		$710,917
(Identified Cost $710,917)

Total Portfolio Value 99.4%		$18,038,431
(Identified Cost $13,970,688)

Other Assets in Excess of Liabilities 0.6%		$101,788

Total Net Assets 100.0%		$18,140,219

* Non-income producing security.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings	2.875%	11/03/2022	2,375,000	$2,352,842
AON PLC	3.500%	06/14/2024	3,320,000	3,299,347
AON PLC	4.000%	11/27/2023	3,285,000	3,377,482
American Express Co.	3.000%	10/30/2024	6,000,000	5,760,940
Bank of America Corp.	3.248%	10/21/2027	9,000,000	8,482,653
BB&T Corp.	3.950%	03/22/2022	4,649,000	4,765,538
BB&T Corp.	5.250%	11/01/2019	2,617,000	2,707,770
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,753,000	3,696,281
Fifth Third Bancorp	4.300%	01/16/2024	7,999,000	8,200,405
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,193,755
Huntington Bancshares	3.150%	03/14/2021	4,280,000	4,258,648
JP Morgan Chase & Co.	3.875%	09/10/2024	6,000,000	5,990,040
Key Bank NA	4.625%	06/15/2018	746,000	748,633
Keycorp Senior	5.100%	03/24/2021	6,300,000	6,647,902
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	435,000	432,933
Marsh & McLennan Co. Inc.	4.800%	07/15/2021	3,955,000	4,145,881
Morgan Stanley Senior	2.625%	11/17/2021	6,000,000	5,857,956
MUFG Americas Holdings Corp.	2.250%	02/10/2020	4,000,000	3,939,584
MUFG Americas Holdings Corp.	3.500%	06/18/2022	3,924,000	3,919,545
National City Corp.	6.875%	05/15/2019	4,854,000	5,066,658
Prudential Financial Inc.	4.500%	11/15/2020	3,135,000	3,255,316
Prudential Financial Inc.	5.375%	06/21/2020	105,000	110,396
Suntrust Banks Inc.	2.900%	03/03/2021	7,000,000	6,943,655
US Bancorp	3.100%	04/27/2026	4,000,000	3,818,677
US Bancorp	3.600%	09/11/2024	4,980,000	4,992,167
Wells Fargo & Co.	4.300%	07/22/2027	2,000,000	2,010,671
Wells Fargo & Co.	5.606%	01/15/2044	5,500,000	6,306,133
24.1% - Total For Corporate Bonds: Bank and Finance				$113,281,808

AT&T Inc.	3.400%	05/15/2025	7,000,000	6,744,833
CVS Health Corp.	3.875%	07/20/2025	7,000,000	6,939,227
Eaton Corp.	2.750%	11/02/2022	3,166,000	3,092,641
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.124%	04/15/2023	7,275,000	7,260,569
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	2.588%	03/15/2023	2,180,000	2,175,758
Goodrich Corp.	4.875%	03/01/2020	1,025,000	1,060,824
Johnson Controls International PLC	3.900%	02/14/2026	4,530,000	4,538,689
Johnson Controls International PLC	5.000%	03/30/2020	3,495,000	3,637,224
Kroger Co. Senior	3.500%	02/01/2026	7,000,000	6,734,661
Kroger Co. Senior	4.000%	02/01/2024	595,000	606,395
Norfolk Southern Corp.	5.900%	06/15/2019	1,728,000	1,790,669
Target Corp.	2.500%	04/15/2026	5,500,000	5,110,289
Union Pacific Corp.	7.875%	01/15/2019	500,000	519,656
United Technologies*	1.778%	05/04/2018	6,000,000	5,994,865
Verizon Communications	4.672%	03/15/2055	7,000,000	6,658,246
13.4% - Total For Corporate Bonds: Industrial				$62,864,546

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,496,668
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	7,839,000	7,994,029
Duke Energy Corp.	2.650%	09/01/2026	1,000,000	912,646
Duke Energy Corp.	3.550%	09/15/2021	6,000,000	6,055,383
Enterprise Products	3.750%	02/15/2025	7,000,000	7,031,361
Eversource Energy Senior	1.450%	05/01/2018	625,000	624,464
Eversource Energy	2.750%	03/15/2022	1,500,000	1,470,208
Eversource Energy Senior	2.800%	05/01/2023	3,750,000	3,644,263

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Eversource Energy Senior	4.500%	11/15/2019	1,200,000	1,232,348
Georgia Power Co.	1.950%	12/01/2018	1,165,000	1,157,027
Georgia Power Co.	2.000%	03/30/2020	3,610,000	3,552,300
Georgia Power Co.	2.850%	05/15/2022	1,780,000	1,750,088
Georgia Power Co.	4.250%	12/01/2019	2,140,000	2,187,973
Interstate Power & Light	3.250%	12/01/2024	5,120,000	5,042,296
Interstate Power & Light	3.650%	09/01/2020	625,000	634,553
National Rural Utilities Collateral Trust	10.375%	11/01/2018	1,005,000	1,049,833
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,146,536
Virginia Electric & Power Co.	5.000%	06/30/2019	498,000	511,291
Virginia Electric & Power Co.	5.400%	04/30/2018	1,350,000	1,352,485
Xcel Energy Inc.	3.300%	06/01/2025	2,500,000	2,453,706
Xcel Energy Inc.	4.700%	05/15/2020	4,496,000	4,619,560
12.3% - Total For Corporate Bonds: Utilities				$57,919,018

49.8% Total Corporate Bonds				$234,065,372

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	20,500,000	18,718,262
Treasury Inflation Protected Security	1.000%	02/15/2046	4,183,640	4,284,745
Treasury Inflation Protected Security	1.375%	02/15/2044	5,316,750	5,912,033
Treasury Note	1.750%	11/30/2019	13,000,000	12,892,852
Treasury Note	2.500%	05/15/2046	19,700,000	17,914,688
Treasury Note	2.750%	08/15/2047	3,200,000	3,058,375
Treasury Note	2.750%	08/15/2042	2,250,000	2,173,887
Treasury Note	2.750%	11/15/2042	8,425,000	8,132,100
Treasury Note (TBill 13-week auction high rate + .048%)*	1.816%	10/31/2019	2,500,000	2,501,483
Treasury Note (TBill 13-week auction high rate + 0)*	1.768%	01/31/2020	11,000,000	10,987,136
18.4% - Total For United States Government Treasury Obligations				$86,575,561

United States Government Agency Obligations
FHLMC Step-up*	1.625%	07/12/2021	5,000,000	4,897,850
FHLMC Step-up*	1.750%	06/15/2022	6,000,000	5,945,592
FHLMC Step-up*	1.750%	06/21/2022	9,000,000	8,940,924
FHLMC Step-up*	1.750%	07/12/2022	3,445,000	3,389,494
FHLMC Step-up*	1.750%	07/18/2022	8,355,000	8,231,689
FHLMC Step-up*	1.750%	10/27/2022	3,500,000	3,443,352
FHLMC Step-up*	2.000%	12/27/2022	4,000,000	3,987,228
8.2% - Total For United States Government Agency Obligations				$38,836,129

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.269%	04/01/2042	1,736,922	1,761,075
FHLMC Series 2877 Class AL	5.000%	10/15/2024	306,249	317,658
FHLMC Series 2985 Class GE	5.500%	06/15/2025	173,394	182,432
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,705,259	1,885,538
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	1,441,320	1,552,883
FHLMC Series 3946 Class LN	3.500%	04/15/2041	454,507	458,470
FHLMC Series 4017 Class MA	3.000%	03/15/2041	838,691	828,511
FHLMC Series 4180 Class ME	2.500%	10/15/2042	2,675,236	2,622,918
FHLMC Series 4287 Class AB	2.000%	12/15/2026	1,618,673	1,582,821
FHLMC Series 4517 Class PC	2.500%	05/15/2044	3,306,471	3,225,540
FHLMC Series 4567 Class LA	3.000%	08/15/2045	487,002	480,467
FHLMC Series 4582 Class PA	3.000%	11/15/2045	3,531,742	3,498,349
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,708,712	1,690,248
FHLMC Pool A89335	5.000%	10/01/2039	180,599	195,551
FHLMC Pool C01005	8.000%	06/01/2030	1,334	1,544
FHLMC Pool G06616	4.500%	12/01/2035	577,960	607,731

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

FHLMC Pool G08068	5.500%	07/01/2035	1,256,352	1,388,445
FHLMC Pool G13596	4.000%	07/01/2024	1,142,043	1,177,369
FHLMC Pool G18642	3.500%	04/01/2032	7,477,619	7,631,800
FHLMC Pool G18667	3.500%	11/01/2032	3,435,174	3,506,294
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	2.973%	04/01/2033	64,338	67,600
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	640,570	666,013
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,947,558	1,892,028
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	3,398,356	3,395,401
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	687,977	681,247
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	3,421,785	3,411,735
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	442,311	449,535
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	4,124,926	4,056,439
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,211,403	1,170,163
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	352,982	351,371
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	2,556,243	2,534,542
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,650,878	1,602,540
FNMA Series 2017-30 Class G	3.000%	07/25/2040	4,240,760	4,254,672
FNMA Series 2018-22 Class D	3.250%	11/25/2042	4,825,000	4,814,944
FNMA Series 2018-25 Class P	3.500%	03/25/2046	2,825,000	2,863,954
FNMA Pool 253300	7.500%	05/01/2020	288	290
FNMA Pool 725027	5.000%	11/01/2033	415,876	450,366
FNMA Pool 725704	6.000%	08/01/2034	161,136	181,436
FNMA Pool 888223	5.500%	01/01/2036	598,785	657,768
FNMA Pool 889185	5.000%	12/01/2019	18,385	18,675
FNMA Pool 995112	5.500%	07/01/2036	398,361	438,212
FNMA Pool AA4392	4.000%	04/01/2039	1,277,638	1,320,434
FNMA Pool AL9309	3.500%	10/01/2031	1,875,255	1,915,366
FNMA Pool MA0384	5.000%	04/01/2030	1,172,874	1,253,854
FNMA Pool MA3337	4.000%	04/01/2038	5,000,000	5,188,792
GNMA Series 2009-124 Class L	4.000%	11/20/2038	115,020	116,187
GNMA II Pool 2658	6.500%	10/20/2028	19,584	21,962
GNMA II Pool 2945	7.500%	07/20/2030	3,356	3,793
GNMA II Pool 4187	5.500%	07/20/2038	13,959	14,636
GNMA II Pool 4847	4.000%	11/20/2025	326,009	336,453
GNMA Pool 780400	7.000%	12/15/2025	2,370	2,636
GNMA Pool 780420	7.500%	08/15/2026	1,394	1,549
16.7% - Total For Government Agency Obligations - Mortgage Backed Securities				$78,730,237

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,038,921
Florida Atlantic University Capital Improvement Revenue	6.249%	07/01/2020	1,000,000	1,064,300
Florida Atlantic University Capital Improvement Revenue	7.439%	07/01/2030	2,125,000	2,339,476
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	2,500,000	2,748,525
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,239,840
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	1,000,000	1,100,000
Ohio Major New Infrastructure Revenue	4.844%	12/15/2019	2,450,000	2,552,484
University of Cincinnati Ohio General Receipts Revenue	5.616%	06/01/2025	930,000	1,005,274
University of Washington Revenue	5.400%	06/01/2036	3,000,000	3,655,710
5.0% - Total For Taxable Municipal Bonds				$23,744,530

Total Fixed Income Securities - Bonds	98.1%			$461,951,829
(Identified Cost $465,143,359)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Preferred Stocks			Shares

Allstate Corp.	5.100%	01/15/2053	140,077	3,741,457
Total Preferred Stocks	0.8%			$3,741,457
(Identified Cost $3,489,282)

Cash Equivalents

First American Government Obligation Fund, Class Z**			5,694,892	5,694,892
Total Cash Equivalents	1.2%			$5,694,892
(Identified Cost $5,694,892)

Total Portfolio Value	100.1%			$471,388,178
(Identified Cost $474,327,533)

Other Assets in Excess of Liabilities	-0.1%			$(487,079)

Total Net Assets	100%			$470,901,099

* Variable Rate Security; the rate shown is as of March 31, 2018.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	703,430
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	428,370
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	$460,996
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,073,740
Cincinnati Ohio GO Unlimited	5.000%	12/01/2019	1,000,000	1,053,970
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	235,564
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,089,020
Columbus Ohio GO Unlimited	5.000%	06/01/2018	500,000	502,825
Coshocton Ohio GO Limited Bond Anticipation Notes	3.000%	12/21/2019	400,000	404,268
Delaware Ohio GO Bond Anticipation Note	3.000%	04/10/2019	1,000,000	1,011,710
Fairborn Ohio GO Limited	1.750%	09/07/2018	425,000	424,868
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	451,042
Groveport Ohio GO Limited (AMBAC Insured)	3.500%	12/01/2023	185,000	191,025
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	357,100
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	912,979
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	324,390
Marysville Ohio GO Limited Bond Anticipation Notes	1.750%	08/23/2018	500,000	499,800
Mason Ohio GO Limited*	4.000%	12/01/2020	375,000	376,511
Medina Ohio GO Limited	2.000%	12/01/2020	165,000	165,348
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	209,955
Pembroke Pines Florida GO Unlimited	5.000%	09/01/2024	200,000	231,110
Pickerington Ohio GO Limited Bond Anticipation Note	2.375%	02/07/2019	1,000,000	1,003,630
Plain City Ohio GO Bond Anticipation Notes	2.125%	05/15/2018	1,100,000	1,100,396
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	738,731
Seven Hills Ohio GO Limited Bond Anticipation Notes	2.250%	06/28/2018	520,000	520,556
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	373,593
Tiffin Ohio GO Unlimited	3.000%	12/01/2018	420,000	423,625
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	230,798
11.0% - Total For General Obligation - City				$15,499,350

Butler County Ohio General Obligation Limited	5.000%	12/01/2024	160,000	185,997
Franklin County Ohio GO Limited	4.000%	12/01/2018	220,000	223,337
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	599,555
Hamilton County Ohio Various Purpose GO Limited	4.000%	12/01/2018	160,000	162,566
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	498,801
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	858,870
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	476,694
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,076,410
Mercer County Ohio GO Limited	3.000%	11/01/2018	200,000	201,522
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	315,184
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	272,543
Preble County Ohio GO Limited Bond Anticipation	1.200%	09/19/2018	250,000	249,205
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	419,968
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	327,918
Warren County Ohio GO Limited Bond Anticipation	1.625%	08/23/2018	500,000	499,830
4.5% - Total For General Obligation - County				$6,368,400

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,415,913
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,155,368
Ohio GO Unlimited	3.125%	08/01/2019	235,000	239,655
Ohio GO Unlimited	5.000%	08/01/2018	635,000	642,201
Ohio GO Unlimited	5.000%	02/01/2019	500,000	514,165
Ohio GO Unlimited	5.000%	05/01/2019	1,000,000	1,036,170
Ohio GO Unlimited	5.000%	09/01/2022	400,000	449,336
Ohio GO Unlimited Common Schools - Series C	4.250%	09/15/2022	845,000	923,298
Ohio Infrastructure Improvement GO Unlimited	5.000%	08/01/2022	500,000	560,775
Pennsylvania GO Unlimited	4.000%	01/01/2030	500,000	529,890
Pennsylvania GO Unlimited	5.000%	01/01/2024	375,000	422,509
Pennsylvania GO Unlimited	5.000%	01/15/2027	1,000,000	1,158,400
6.4% - Total For General Obligation - State				$9,047,680

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	930,461
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	143,430
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	463,215
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	571,810
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	268,094
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	338,236
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	400,000	422,516
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	471,780
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A	4.000%	07/01/2018	600,000	603,678
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	272,804
Lake County Ohio Community College District GO Unlimited	2.000%	12/01/2018	155,000	155,456
Lorain County Ohio Community College District General Receipts Revenue Bond	3.000%	06/01/2020	190,000	194,281
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	654,504
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,094,517
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	400,000	430,160
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	100,000	107,442
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	318,678
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,101,810
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	215,559
Ohio Higher Education Facilities Revenue - University of Dayton	3.000%	12/01/2018	125,000	126,037
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2018	155,000	158,314
Ohio Higher Education Facilities Revenue - University of Dayton*	5.500%	12/01/2024	250,000	256,430
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,041,910
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	214,376
Ohio University General Receipts Revenue Bond	5.000%	12/01/2019	135,000	142,194
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	123,571
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	366,537
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	468,318
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	727,564
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	335,000	384,918
University of Akron Ohio General Receipts Revenue (AGM Insured)	5.000%	01/01/2022	350,000	369,327
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	405,205
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	259,535
University of Cincinnati General Receipts Revenue	5.000%	06/01/2020	300,000	320,187

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	470,000	518,476
University of Cincinnati Ohio Receipts Revenue (Assured Guaranty Insured)	5.000%	06/01/2019	1,000,000	1,038,230
University of Toledo Revenue	5.000%	06/01/2021	300,000	327,042
University of Toledo Revenue	5.000%	06/01/2026	885,000	977,031
University of Toledo Revenue	5.000%	06/01/2027	355,000	415,833
University of Toledo Revenue	5.000%	06/01/2031	500,000	591,890
12.8% - Total For Higher Education				$17,991,356

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	5.000%	10/15/2024	100,000	109,254
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	6.000%	07/01/2027	250,000	313,360
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	826,456
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	586,335
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A*	4.500%	11/01/2021	335,000	340,521
Franklin County Ohio Hospital Revenue Nationwide Childrens*	5.000%	11/01/2024	500,000	525,895
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	950,000	1,056,182
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group	5.250%	06/01/2027	1,000,000	1,111,350
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	114,462
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,954,654
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center*	5.000%	05/01/2024	500,000	517,540
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center	5.000%	02/15/2027	300,000	353,040
Nashville and Davidson County Tennessee Vanderbilt University Medical Center	5.000%	07/01/2031	430,000	487,009
Ohio Hospital Facilities Revenue - Cleveland Clinic	5.000%	01/01/2020	170,000	179,387
Ohio Hospital Facilities Revenue - Cleveland Clinic*	5.000%	01/01/2025	430,000	440,767
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2025	450,000	517,725
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2029	250,000	278,612
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System*	5.250%	08/15/2026	500,000	554,880
7.3% - Total For Hospital/Health Bonds				$10,267,429

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	505,000	601,021
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	601,445
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	560,270
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue	3.000%	06/01/2019	300,000	303,975
Huntsville Alabama Public Building Authority Revenue	5.000%	10/01/2033	800,000	934,224
Mason Ohio Certificate of Participation - Community Center Project	3.625%	12/01/2018	150,000	152,037
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2025	500,000	512,565
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2026	100,000	102,276
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue	1.500%	08/01/2018	100,000	99,991
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2020	520,000	552,349
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	472,332
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	159,307
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	300,036
Ohio Cultural and Sports Facilities Project Revenue	4.000%	10/01/2019	225,000	232,672
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2020	1,000,000	1,082,760
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	338,559
5.0% - Total For Revenue Bonds - Facility				$7,005,819

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	327,996
Arizona Water Infrastructure Finance Authority Revenue*	5.000%	12/01/2021	500,000	508,565

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Cape Coral Florida Water & Sewer Revenue	5.000%	10/01/2024	535,000	615,411
Central Ohio Solid Waste Authority GO Limited	5.000%	12/01/2023	45,000	50,211
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	10,000	11,166
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	75,000	83,748
Clermont County Ohio Sewer System Revenue	2.000%	08/01/2018	300,000	300,444
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	428,324
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	329,232
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,105,519
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	166,220
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	221,584
Mt. Vernon Ohio Waterworks Revenue	3.750%	12/01/2018	225,000	228,047
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,127,060
Ohio Water Development Authority Revenue	5.000%	12/01/2022	275,000	311,534
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	262,439
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	415,232
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	296,499
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	394,518
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	591,240
5.5% - Total For Revenue Bonds - Water & Sewer				$7,774,989

Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,253,010
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	420,322
Aurora Colorado Certificates of Participation	3.500%	12/01/2018	280,000	283,665
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	563,490
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	390,000	444,974
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	113,512
Cincinnati Ohio Economic Development Revenue*	4.200%	11/01/2019	150,000	152,303
Escambia County Florida Pollution Control Revenue (Gulf Power Company)	2.100%	07/01/2022	820,000	820,410
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	749,720
Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.)	1.250%	10/01/2029	300,000	297,210
Lorain County Ohio Sales Tax Revenue Bond Anticipation Notes	1.750%	11/27/2018	500,000	499,900
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	1.850%	11/01/2035	550,000	548,422
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	2.150%	11/01/2035	650,000	647,569
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	805,988
Mobile Alabama Industrial Development Board Pollution Control Revenue	1.625%	07/15/2034	400,000	399,280
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	500,000	492,085
Montgomery County Ohio Transportation Improvement Special Obligation Revenue	3.500%	12/01/2019	400,000	404,372
Ohio Major New Infrastructure Revenue*	5.500%	06/15/2020	600,000	604,794
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	278,247
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	572,865
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	572,635
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	587,680
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	668,120
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,162,130
Ohio Transportation Project Revenue	2.000%	05/15/2018	155,000	155,093
Ohio Turnpike and Infrastructure Commission (National Re Insured)	5.500%	02/15/2019	705,000	728,617
Texas Tax and Revenue Anticipation	4.000%	08/30/2018	900,000	909,063
Walton County Florida Board Certificates of Participation	5.000%	07/01/2027	500,000	590,365

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Washington Certificates of Participation	5.000%	07/01/2019	900,000	936,396
11.9% - Total For Other Revenue Bonds				$16,662,237

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	839,093
Avon Indiana Community School Building Corporation Revenue	4.000%	01/15/2019	500,000	509,020
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	350,318
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	529,645
Boone County Kentucky SD Finance Corporation Revenue	2.500%	05/01/2019	500,000	503,290
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	304,885
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond	2.500%	07/01/2018	315,000	315,589
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	138,762
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	428,468
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	118,632
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,064,290
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	429,952
Columbus Ohio CSD School Facilities Construction and Improvement GO*	4.000%	12/01/2023	175,000	179,790
Dayton Ohio CSD GO Unlimited (SDCP)	1.500%	11/01/2018	500,000	499,135
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	500,000	534,950
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	565,590
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,068,660
Fairfield Ohio CSD GO Unlimited	5.000%	12/01/2020	420,000	453,848
Fairlawn Ohio LSD GO Unlimited (School District Credit Program)	3.000%	12/01/2018	170,000	171,647
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue	5.000%	12/01/2024	300,000	343,965
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	223,168
Granville Ohio Exempted Village SD GO Unlimited	1.750%	12/01/2018	455,000	454,013
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	115,602
Hamilton Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2019	300,000	315,684
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	101,185
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	568,860
Hillsborough County Florida School Board Certificates of Participation	5.000%	07/01/2025	200,000	232,504
Houston Texas ISD GO Limited	5.000%	12/15/2030	440,000	512,974
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	400,000	424,880
Indian Lake Ohio LSD GO Unlimited	2.000%	12/01/2018	250,000	250,703
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	2.000%	06/01/2019	200,000	200,616
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	283,011
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	859,328
Keller Texas ISD GO Unlimited	4.500%	02/15/2020	5,000	5,122
Kenston Ohio LSD Improvement GO Unlimited	5.000%	12/01/2019	150,000	158,198
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	428,284
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2020	240,000	252,758
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	426,900
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	427,324
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	244,866
Lakota Ohio LSD GO Unlimited	4.000%	12/01/2027	275,000	296,621
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	386,880
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	824,853
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2026	350,000	407,852
Louisville Ohio CSD GO Unlimited (SDCP)	3.000%	12/01/2020	370,000	380,020

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	272,510
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	178,160
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	801,858
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	295,341
Miamisburg Ohio CSD Certificates of Participation	2.000%	12/01/2018	160,000	160,450
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,542,152
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2018	250,000	255,445
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	421,868
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	930,018
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	253,504
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	539,470
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation	2.500%	12/01/2019	150,000	151,980
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2028	100,000	113,343
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2029	150,000	169,761
Olmsted Falls Ohio CSD GO Unlimited	2.000%	12/01/2018	110,000	110,345
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	569,555
Parchment Michigan SD GO Unlimited	4.000%	05/01/2018	275,000	275,489
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	279,345
Reynoldsburg Ohio CSD GO	4.375%	12/01/2018	200,000	200,926
Reynoldsburg Ohio CSD GO*	5.000%	12/01/2020	200,000	201,126
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	710,970
South Range Ohio LSD GO Unlimited	2.000%	12/01/2018	125,000	125,227
Southwest Licking Ohio LSD GO Unlimited	2.000%	11/01/2018	500,000	501,260
Springboro Ohio CSD GO (AGM Insured)	5.250%	12/01/2018	310,000	317,468
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)	4.000%	12/01/2026	415,000	439,174
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	762,425
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	210,000	227,073
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	538,665
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	375,406
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,510,714
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	514,930
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	247,602
Wadsworth Ohio CSD GO Unlimited	3.000%	12/01/2019	120,000	122,722
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	225,165
Washington County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2019	185,000	187,629
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	416,689
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	250,930
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	857,879
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	227,820
Wyoming Ohio CSD School Improvement GO Unlimited	3.000%	12/01/2018	160,000	161,528
Zanesville Ohio CSD GO Unlimited (SDCEP Insured)	4.500%	12/01/2019	200,000	208,828
24.7% - Total For School District				$34,784,485

Kansas Development Finance Authority	5.000%	04/01/2019	580,000	599,030
Kentucky Asset and Liability Commission Revenue	5.250%	09/01/2023	965,000	1,109,046
Kentucky Association of Counties Finance Corp. Revenue	4.250%	02/01/2023	20,000	21,018
Kentucky Association of Counties Finance Corp. Revenue*	4.250%	02/01/2023	180,000	189,121
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	517,140

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	569,996
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	392,560
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,000,000	1,153,520
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	678,390
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	675,864
Ohio Building Authority Revenue	5.000%	10/01/2020	215,000	225,556
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	824,894
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2018	435,000	440,938
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2018	850,000	861,602
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2020	500,000	529,920
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,455,670
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	330,597
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	153,665
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	5.000%	09/01/2020	810,000	869,883
8.3% - Total For State Agency				$11,598,410

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	210,000	215,924
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured)	4.650%	09/01/2024	30,000	30,848
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A	5.550%	09/01/2028	105,000	106,337
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured)	4.500%	09/01/2024	165,000	168,255
Ohio Housing Finance Agency Revenue	5.900%	09/01/2023	85,000	85,247
0.4% - Total For Housing				$606,611

Total Municipal Income Securities - Bonds	97.8%			$137,606,766
(Identified Cost $137,616,378)

Cash Equivalents			Shares

Dreyfus AMT-Free Tax Cash Management Fund**			3,579,847	3,579,489
Total Cash Equivalents	2.5%			$3,579,489
(Identified Cost $3,579,847)

Total Portfolio Value	100.3%			$141,186,255
(Identified Cost $141,196,225)

Liabilities in Excess of Other Assets	-0.3%			$(517,609)

Total Net Assets	100.0%			$140,668,646

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2018, these bonds represented 3.84% of total assets.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.27%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2018 - Unaudited

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

Fixed Income Securities - Bonds

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
American Express Credit	2.250%	05/05/2021	2,750,000	$2,678,803
AON Corp.	5.000%	09/30/2020	2,575,000	2,688,621
Bank of America	6.875%	04/25/2018	2,500,000	2,506,479
BB&T Corp.	5.250%	11/01/2019	2,400,000	2,483,243
Chubb INA Holdings Inc.	2.300%	11/03/2020	2,800,000	2,757,684
Fifth Third Bancorp	4.500%	06/01/2018	2,500,000	2,506,548
Goldman Sachs Group	6.150%	04/01/2018	2,500,000	2,500,000
Huntington Bancshares	2.300%	01/14/2022	2,500,000	2,394,929
JP Morgan Chase & Co.	3.375%	05/01/2023	500,000	493,659
JP Morgan Chase & Co.	4.500%	01/24/2022	2,000,000	2,080,794
Key Bank NA	4.625%	06/15/2018	1,000,000	1,003,529
Keycorp	5.100%	03/24/2021	1,500,000	1,582,834
Morgan Stanley	5.500%	07/28/2021	2,500,000	2,670,143
MUFG Americas Holdings Corp.	2.250%	02/10/2020	1,630,000	1,605,381
MUFG Union Bank NA	2.250%	05/06/2019	1,495,000	1,484,302
National City Corp.	6.875%	05/15/2019	2,400,000	2,505,146
Prudential Financial Inc.	5.375%	06/21/2020	750,000	788,544
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,479,877
Travelers Companies Inc.	5.900%	06/02/2019	800,000	828,943
Wells Fargo & Co.	3.450%	02/13/2023	2,800,000	2,761,156
27.8% - Total Finance				$40,800,615

AT&T Inc.	3.600%	02/17/2023	2,400,000	2,414,333
BP Capital Markets PLC	1.375%	05/10/2018	1,650,000	1,647,954
BP Capital Markets PLC	2.241%	09/26/2018	1,000,000	999,117
Chevron Corp. (3 month LIBOR + 0.950%)*	2.800%	05/16/2021	1,000,000	1,022,914
CVS Health Corp.	4.125%	05/15/2021	2,477,000	2,532,027
Eaton Electric Holdings	3.875%	12/15/2020	2,409,000	2,461,596
General Electric Capital Corp. (3 month LIBOR + 0.950%)*	3.125%	03/15/2023	3,500,000	3,493,189
Johnson Controls International PLC	5.000%	03/30/2020	1,025,000	1,066,711
Kroger Co.	6.150%	01/15/2020	2,000,000	2,109,785
Norfolk Southern Corp.	5.750%	04/01/2018	1,000,000	1,000,000
Shell International	4.375%	03/25/2020	2,800,000	2,884,866
Union Pacific Corp.	2.250%	02/15/2019	1,492,000	1,486,837
United Technologies*	1.778%	05/04/2018	3,000,000	2,997,432
Verizon Communications	5.150%	09/15/2023	2,600,000	2,805,112
19.7% - Total Industrial				$28,921,873

Berkshire Hathaway Energy Co.	5.750%	04/01/2018	1,500,000	1,500,000
Duke Energy Corp.	5.050%	09/15/2019	2,494,000	2,563,300
Enterprise Products	6.500%	01/31/2019	2,000,000	2,057,720
Eversource Energy	1.450%	05/01/2018	600,000	599,486
Eversource Energy	2.750%	03/15/2022	1,330,000	1,303,587
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,573,113
Georgia Power Co.	4.250%	12/01/2019	1,040,000	1,063,314
Interstate Power & Light	3.650%	09/01/2020	2,600,000	2,639,740
National Rural Utilites Corp.	1.500%	11/01/2019	1,000,000	980,161
National Rural Utilites Corp.	2.300%	11/15/2019	1,000,000	993,483
National Rural Utilites Corp.	2.350%	06/15/2020	1,000,000	986,460
Northern Natural Gas Co.**	5.750%	07/15/2018	1,280,000	1,291,329
NStar	4.500%	11/15/2019	600,000	616,174
Virginia Electric & Power Co.	5.400%	04/30/2018	2,000,000	2,003,681
Xcel Energy Inc.	4.700%	05/15/2020	2,566,000	2,636,519
15.6% - Total Utilities				$22,808,067

63.1% Total Corporate Bonds				$92,530,555

United States Government Treasury Obligations
Treasury Inflation Protected Security	0.125%	04/15/2018	4,288,360	4,293,162
Treasury Note	1.125%	06/15/2018	3,500,000	3,495,385
Treasury Note	1.625%	08/31/2022	4,500,000	4,329,668

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

	Rate	Maturity	Face Value	Fair Value
Treasury Note	1.625%	03/31/2019	2,000,000	1,989,922
Treasury Note (TBill 13-week auction high rate + 0.140%)*	1.908%	01/31/2019	3,850,000	3,855,842
12.3% - Total United States Government Treasury Obligations				$17,963,979

United States Government Agency Obligations
FHLMC Step-up*	1.350%	07/27/2021	1,800,000	1,751,220
FHLMC Step-up*	1.500%	08/24/2021	1,500,000	1,476,194
FHLMC Step-up*	1.600%	11/23/2021	2,000,000	1,974,278
FHLMC Step-up*	1.750%	06/15/2022	4,005,000	3,968,683
FHLMC Step-up*	1.625%	05/10/2022	1,000,000	996,714
FHLMC Step-up*	1.750%	06/21/2022	2,000,000	1,986,872
FHLMC Step-up*	1.750%	07/12/2022	2,000,000	1,967,776
FHLMC Step-up*	1.750%	07/18/2022	1,000,000	985,241
FHLMC Step-up*	1.750%	07/26/2022	1,750,000	1,737,080
FHLMC Step-up*	1.750%	10/27/2022	1,900,000	1,869,248
FHLMC Step-up*	1.875%	09/29/2022	2,000,000	1,967,202
14.1% - Total United States Government Agency Obligations				$20,680,508

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.269%	04/01/2042	382,064	387,377
FHLMC Series 2989 Class TG	5.000%	06/15/2025	543,999	573,973
FHLMC Series 3925 Class VA	4.000%	11/15/2022	227,498	227,362
FHLMC Series 4009 Class PA	2.000%	06/15/2041	413,117	398,826
FHLMC Series 4017 Class MA	3.000%	03/15/2041	410,959	405,970
FHLMC Pool G18642	3.500%	04/01/2032	4,572,025	4,666,296
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.759%	02/01/2046	796,333	799,320
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.802%	12/01/2044	649,064	653,898
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	349,111	362,977
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,298,372	1,261,352
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,657,194	1,662,631
FNMA Pool MA0384	5.000%	04/01/2030	744,683	796,098
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	36,465	37,439
GNMA Pool 726475	4.000%	11/15/2024	200,993	206,900
8.5% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$12,440,419

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,422,806
1.0% - Total For Taxable Municipal Bonds				$1,422,806

Total Fixed Income Securities	99.0%			$145,038,267
(Identified Cost $146,806,977)

Cash Equivalents			Shares
First American Government Obligation Fund, Class Z***			370,495	370,495
Total Cash Equivalents	0.2%			$370,495
(Identified Cost $370,495)

Total Portfolio Value	99.2%			$145,408,762
(Identified Cost $147,177,472)

Other Assets in Excess of Liabilities	0.8%			$1,136,995

Total Net Assets	100.0%			$146,545,757

* Variable Rate Security; the rate shown is as of March 31, 2018.

** 144A Restricted Security. The total fair value of such securities as of March 31, 2018, was $1,291,319 and represented 0.88% of net assets.

- Northern Natural Gas Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on March 31, 2018 was $100.885.

- Northern Natural Gas Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,413; price on March 31, 2018 was $100.885.

- Northern Natural Gas Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766; price on March 31, 2018 was $100.885.

*** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
AON Corp.	4.000%	11/27/2023	2,116,000	2,175,571
American Express Co.	3.000%	10/30/2024	2,000,000	$1,920,313
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,025,067
BB&T Corp.	5.250%	11/01/2019	1,000,000	1,034,685
Bank of America Corp.	3.248%	10/21/2027	2,500,000	2,356,293
Fifth Third Bancorp	4.300%	01/16/2024	2,000,000	2,050,358
Huntington Bancshares	2.300%	01/14/2022	2,000,000	1,915,944
JP Morgan Chase & Co.	3.875%	09/10/2024	2,000,000	1,996,680
Key Bank NA	4.625%	06/15/2018	1,000,000	1,003,529
Keycorp	5.100%	03/24/2021	1,000,000	1,055,223
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,492,872
Morgan Stanley	2.125%	04/25/2018	1,600,000	1,599,527
MUFG Americas Holdings Corp.	2.250%	02/10/2020	1,300,000	1,280,365
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,288,535
PNC Bank NA	6.875%	05/15/2019	1,500,000	1,565,716
Prudential Financial Inc.	4.500%	11/15/2020	1,000,000	1,038,378
Suntrust Banks Inc.	2.900%	03/03/2021	2,000,000	1,983,901
US Bancorp	3.100%	04/27/2026	1,500,000	1,432,004
US Bancorp	3.600%	09/11/2024	1,000,000	1,002,443
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,407,469
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,256,993
25.0% - Total Finance				$31,881,866

AT&T Inc.	3.400%	05/15/2025	2,000,000	1,927,095
CVS Health Corp.	3.875%	07/20/2025	2,000,000	1,982,636
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,855,975
General Electric Capital Corp. (3 month LIBOR + 0.950%)*	3.125%	03/15/2023	2,950,000	2,944,260
Goodrich Corp.	4.875%	03/01/2020	1,000,000	1,034,950
Johnson Controls International PLC	3.750%	12/01/2021	990,000	1,006,184
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,001,918
Kroger Co.	3.500%	02/01/2026	1,800,000	1,731,770
Norfolk Southern Corp.	5.750%	04/01/2018	1,000,000	1,000,000
Norfolk Southern Corp.	5.900%	06/15/2019	500,000	518,134
Target Corp.	2.500%	04/15/2026	2,000,000	1,858,287
United Technologies Inc.*	1.778%	05/04/2018	1,500,000	1,498,716
Verizon Communications	4.672%	03/15/2055	1,782,000	1,694,999
15.8% - Total Industrial				$20,054,924

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	1,000,000	1,019,777
Berkshire Hathaway Energy Co.	5.750%	04/01/2018	460,000	460,000
Duke Energy Corp.	5.050%	09/15/2019	620,000	637,228
Duke Energy Ohio First Mortgage	5.450%	04/01/2019	1,000,000	1,025,155
Enterprise Products	3.750%	02/15/2025	1,860,000	1,868,333
Eversource Energy	1.450%	05/01/2018	1,190,000	1,188,980
Eversource Energy	2.800%	05/01/2023	550,000	534,492
Interstate Power & Light	3.250%	12/01/2024	1,825,000	1,797,303
Georgia Power Co.	2.000%	03/30/2020	1,300,000	1,279,222
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,092,330
National Rural Utilities Corp.	10.375%	11/01/2018	500,000	522,305
Northern Natural Gas **	5.750%	07/15/2018	1,000,000	1,008,850
NStar	4.500%	11/15/2019	500,000	513,479
Xcel Energy Inc.	4.700%	05/15/2020	2,000,000	2,054,964
11.8% - Total Utilities				$15,002,418

52.6% Total Corporate Bonds				$66,939,208

United States Government Treasury Obligations
Treasury Inflation Protected Security	1.000%	02/15/2046	1,778,047	1,821,017
Treasury Inflation Protected Security	1.750%	01/15/2028	2,957,375	3,251,390
Treasury Note	1.750%	11/30/2019	6,500,000	6,446,426
Treasury Note	2.125%	11/30/2023	3,000,000	2,922,305
Treasury Note	2.500%	05/15/2046	2,500,000	2,273,437
Treasury Note	2.750%	11/15/2042	450,000	434,355
Treasury Note (TBill 13-week auction high rate + 0.048%)*	1.816%	10/31/2019	3,475,000	3,477,061

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

	Rate	Maturity	Face Value	Fair Value
Treasury Note (TBill 13-week auction high rate + 0)*	1.768%	01/31/2020	5,500,000	5,493,568
20.5% - Total United States Government Treasury Obligations				$26,119,559

United States Government Agency Obligations
FHLMC Step-up*	1.625%	07/12/2021	2,000,000	1,959,140
FHLMC Step-up*	1.375%	10/28/2021	1,500,000	1,481,637
FHLMC Step-up*	1.600%	11/23/2021	1,500,000	1,480,708
FHLMC Step-up*	1.750%	06/15/2022	1,800,000	1,783,678
FHLMC Step-up*	1.750%	06/21/2022	3,000,000	2,980,308
FHLMC Step-up*	1.750%	07/12/2022	3,500,000	3,443,608
10.3% - Total United States Government Agency Obligations				$13,129,079

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.269%	04/01/2042	409,354	415,047
FHLMC Pool J12635	4.000%	07/01/2025	430,881	444,287
FHLMC Series 2985 Class GE	5.500%	06/15/2025	138,715	145,946
FHLMC Series 3946 Class LN	3.500%	04/15/2041	819,047	826,189
FHLMC Series 4017 Class MA	3.000%	03/15/2041	167,738	165,702
FHLMC Pool G08068	5.500%	07/01/2035	227,407	251,317
FHLMC Pool G18642	3.500%	04/01/2032	2,551,828	2,604,444
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.257%	12/01/2041	331,752	336,541
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.802%	12/01/2044	666,674	671,639
FNMA Pool AA4392	4.000%	04/01/2039	317,426	328,058
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,734,935	1,728,761
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,211,403	1,170,162
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	969,052	986,675
FNMA Pool MA0384	5.000%	04/01/2030	297,873	318,439
8.2% - Total United States Government Agency Obligations - Mortgage Backed Securities				$10,393,207

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	725,000	760,032
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	1,000,000	1,099,410
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,116,100
Kentucky Asset Liability Commission Revenue	4.104%	04/01/2019	1,000,000	1,015,810
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	300,000	318,168
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	1,435,000	1,509,491
6.1% - Total Taxable Municipal Bonds				$7,819,011

Total Fixed Income Securities	97.7%			$124,400,064
(Identified Cost $125,605,866)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	59,890	1,599,662
Total Preferred Stocks	1.3%			$1,599,662
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z***			238,221	238,221
Total Cash Equivalents	0.2%			$238,221
(Identified Cost $238,221)

Total Portfolio Value	99.2%			$126,237,947
(Identified Cost $127,290,118)

Other Assets in Excess of Liabilities	0.8%			$1,082,507

Total Net Assets	100.0%			$127,320,454

* Variable Rate Security; the rate shown is as of March 31, 2018.

** 144A Restricted Security. The total fair value of such securities as of March 31, 2018 was $1,008,850 and represented 0.79% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2018 was $100.885.

*** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ARM - Adjustable Rate Mortgage

- Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
Ace INA Holdings Inc.	2.875%	11/03/2022	600,000	$594,402
American Express Co.	3.000%	10/30/2024	3,000,000	2,880,470
American Express Co.	3.625%	12/05/2024	100,000	99,329
AON Corp.	3.500%	06/14/2024	750,000	745,334
AON Corp.	3.875%	12/15/2025	1,850,000	1,865,385
AON Corp.	4.000%	11/27/2023	1,000,000	1,028,153
Bank of America Corp.	3.248%	10/21/2027	4,000,000	3,770,068
BB&T Corp.	3.950%	03/22/2022	75,000	76,880
BB&T Corp.	5.250%	11/01/2019	2,500,000	2,586,712
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,588,126
Huntington Bancshares	2.300%	01/14/2022	225,000	215,544
Huntington Bancshares	3.150%	03/14/2021	3,525,000	3,507,415
JP Morgan Chase & Co.	3.375%	05/01/2023	100,000	98,732
JP Morgan Chase & Co.	3.875%	09/10/2024	3,400,000	3,394,356
Key Bank NA	4.625%	06/15/2018	1,000,000	1,003,529
Keycorp	5.100%	03/24/2021	2,075,000	2,189,587
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,265,000	1,258,988
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,173,060
MUFG Americas Holdings Corp.	2.250%	02/10/2020	2,500,000	2,462,240
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,150,000	1,148,694
National City Bank NA	6.875%	05/15/2019	1,745,000	1,821,450
PNC Financial Services	3.900%	04/29/2024	1,325,000	1,338,526
Prudential Financial Inc.	4.500%	11/15/2020	1,165,000	1,209,711
Suntrust Banks Inc.	2.900%	03/03/2021	3,300,000	3,273,437
US Bancorp	3.100%	04/27/2026	3,500,000	3,341,342
US Bancorp	3.600%	09/11/2024	1,100,000	1,102,688
Wells Fargo & Co.	5.606%	01/15/2044	4,030,000	4,620,675
25.2% - Total Finance				$52,394,833

AT&T Inc.	3.340%	05/15/2025	3,500,000	3,372,416
CVS Health Corp.	3.875%	07/20/2025	3,000,000	2,973,954
Eaton Corp.	2.750%	11/02/2022	2,275,000	2,222,286
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	2.720%	04/15/2023	1,165,000	1,162,689
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.125%	03/15/2023	4,000,000	3,992,216
Georgia Power Co.	5.400%	06/01/2018	1,460,000	1,465,996
Georgia Power Co.	2.000%	03/30/2020	1,930,000	1,899,152
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,227,397
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,016,348
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,001,918
Kroger Co.	4.000%	02/01/2024	150,000	152,873
Kroger Co.	3.500%	02/01/2026	3,000,000	2,886,283
McDonalds Corp.	3.625%	05/20/2021	545,000	555,585
Norfolk Southern Corp.	5.750%	04/01/2018	100,000	100,000
Norfolk Southern Corp.	5.900%	06/15/2019	70,000	72,539
Target Corp.	2.500%	04/15/2026	2,500,000	2,322,859
Union Pacific Corp.	7.875%	01/15/2019	250,000	259,828
United Technologies Junior *	1.778%	05/04/2018	1,970,000	1,968,314
Verizon Communications	4.672%	03/15/2055	2,879,000	2,738,441
15.1% - Total Industrial				$31,391,094

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,960,000	3,018,539
Berkshire Hathaway Energy Co.	5.750%	04/01/2018	170,000	170,000
Duke Energy Corp.	2.650%	09/01/2026	475,000	433,507
Duke Energy Corp.	3.550%	09/15/2021	2,525,000	2,548,307
Enterprise Products	3.350%	03/15/2023	1,640,000	1,634,178
Enterprise Products	3.750%	02/15/2025	1,275,000	1,280,712
Eversource Energy	1.450%	05/01/2018	500,000	499,571
Eversource Energy	2.800%	05/01/2023	1,600,000	1,554,886
Interstate Power & Light	3.400%	08/15/2025	225,000	221,772
Interstate Power & Light	3.650%	09/01/2020	2,575,000	2,614,358
National Rural Utilities Corp.	2.300%	11/15/2019	305,000	303,012
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	99,992
Northern Natural Gas Co.**	5.750%	07/15/2018	1,000,000	1,008,850
NStar	4.500%	11/15/2019	1,000,000	1,026,957
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	387,113
Xcel Energy Inc.	3.300%	06/01/2025	725,000	711,575

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

	Rate	Maturity	Face Value	Fair Value
Xcel Energy Inc.	4.700%	05/15/2020	2,290,000	2,352,934
9.5% - Total Utilities				$19,866,263

49.8% Total Corporate Bonds				$103,652,190

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	9,000,000	8,217,773
Treasury Bond	2.750%	08/15/2047	1,350,000	1,290,252
Treasury Inflation Protected Security	1.000%	02/15/2046	2,013,377	2,062,034
Treasury Inflation Protected Security	1.375%	02/15/2044	2,339,370	2,601,295
Treasury Note	1.750%	11/30/2019	8,500,000	8,429,941
Treasury Note	2.500%	05/15/2046	11,800,000	10,730,625
Treasury Note	2.750%	08/15/2042	2,350,000	2,270,504
Treasury Note (TBill 13-week auction high rate + 0)*	1.768%	01/31/2020	5,000,000	4,994,153
19.5% - Total United States Government Treasury Obligations				$40,596,577

United States Government Agency Obligations
FHLMC Step-up*	1.625%	07/12/2021	1,650,000	1,616,291
FHLMC Step-up*	1.350%	07/27/2021	100,000	97,290
FHLMC Step-up*	1.500%	08/24/2021	5,225,000	5,142,074
FHLMC Step-up*	1.375%	10/28/2021	125,000	123,470
FHLMC Step-up*	1.625%	05/10/2022	2,000,000	1,993,428
FHLMC Step-up*	1.750%	07/12/2022	5,000,000	4,919,440
FHLMC Step-up*	1.750%	07/18/2022	200,000	197,048
FHLMC Step-up*	1.750%	07/26/2022	1,500,000	1,488,926
FHLMC Step-up*	1.875%	09/29/2022	200,000	196,720
FHLMC Step-up*	1.750%	10/27/2022	1,000,000	983,815
8.0% - Total United States Government Agency Obligations				16,758,502

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.269%	04/01/2042	409,354	415,047
FHLMC Series 2985 Class GE	5.500%	06/15/2025	121,375	127,703
FHLMC Series 3946 Class LN	3.500%	04/15/2041	819,047	826,189
FHLMC Series 4017 Class MA	3.000%	03/15/2041	335,477	331,404
FHLMC Series 4087 Class PT	3.000%	07/15/2042	1,121,758	1,110,707
FHLMC Series 4161 Class QA	3.000%	02/15/2043	252,212	249,158
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,648,146	1,632,563
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,919,902	1,899,155
FHLMC Pool G01880	5.000%	08/01/2035	98,327	106,070
FHLMC Pool G06616	4.500%	12/01/2035	199,188	209,449
FHLMC Pool G08068	5.500%	07/01/2035	514,138	568,194
FHLMC Pool G09921	4.000%	07/01/2024	282,579	291,325
FHLMC Pool G13596	4.000%	07/01/2024	1,127,211	1,162,079
FHLMC Pool G18642	3.500%	04/01/2032	3,827,742	3,906,666
FHLMC Pool G18667	3.500%	11/01/2032	2,845,992	2,904,914
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.257%	12/01/2041	331,752	336,541
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	213,523	222,004
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	127,156	136,868
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	303,728	317,420
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	1,023,601	1,022,711
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	454,242	473,398
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	825,366	826,806
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	442,311	449,535
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,398,546	1,375,326
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	3,068,887	2,964,412
FNMA Series 2016-79 Class L	2.500%	10/25/2044	2,017,740	1,958,660
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	819,967	834,879
FNMA Series 2017-30 Class G	3.000%	07/25/2040	2,900,090	2,909,603
FNMA Pool 1107	3.500%	07/01/2032	1,018,733	1,040,888
FNMA Pool 889050	6.000%	05/01/2037	361,350	405,156
FNMA Pool 995112	5.500%	07/01/2036	199,181	219,106
FNMA Pool AA4392	4.000%	04/01/2039	317,426	328,058
FNMA Pool AL9309	3.500%	10/01/2031	1,136,518	1,160,828
FNMA Pool MA0384	5.000%	04/01/2030	238,298	254,751
GNMA Pool 2009-124 Class L	4.000%	11/20/2038	80,825	81,645
15.9% - Total United States Government Agency Obligations - Mortgage Backed Securities				$33,059,218

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	750,000	786,240
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	718,148
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	1,785,000	1,962,447

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unaudited - Portfolio of Investments as of March 31, 2018

	Rate	Maturity	Face Value	Fair Value
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	3,783,620
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	129,837
Kentucky Asset Liability Commission Revenue	1.688%	04/01/2018	150,000	150,000
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	295,000	312,865
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	300,000	324,849
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	975,552
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	890,706
4.8% - Total Taxable Municipal Bonds				$10,034,264

Total Fixed Income Securities	98.0%			$204,100,751
(Identified Cost $206,988,596)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	66,600	1,778,886
Total Preferred Stocks	0.9%			$1,778,886
(Identified Cost $1,637,083)

Cash Equivalents
First American Government Obligation Fund, Class Z***			763,840	763,840
Total Cash Equivalents	0.4%			$763,840
(Identified Cost $763,840)

Total Portfolio Value	99.3%			$206,643,477
(Identified Cost $209,389,519)

Other Assets in Excess of Liabilities	0.7%			$1,516,799

Total Net Assets	100%			$208,160,276

* Variable Rate Security; the rate shown is as of March 31, 2018.

** 144A Restricted Security. The total fair value of such securities as of March 31, 2018 was $1,008,850 and represented 0.48% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2018 was $100.885.

*** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

ARM - Adjustable Rate Mortgage

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unaudited - Portfolio of Investments as of March 31, 2018

Fixed Income Securities

Corporate Bonds	Rate	Maturity	Face Value	Fair Value
Ace INA Holdings Inc.	5.900%	06/15/2019	679,000	$703,963
American Express Credit	2.250%	05/05/2021	2,600,000	2,532,687
AON Corp.	5.000%	09/30/2020	2,500,000	2,610,311
Bank of America Notes	6.875%	04/25/2018	2,000,000	2,005,183
BB&T Corp.	5.250%	11/01/2019	1,810,000	1,872,779
BB&T Corp.	6.850%	04/30/2019	1,000,000	1,042,297
Chubb INA Holdings Inc.	2.300%	11/03/2020	1,151,000	1,133,605
Fifth Third Bancorp	4.500%	06/01/2018	2,250,000	2,255,893
Goldman Sachs Group	6.150%	04/01/2018	2,100,000	2,100,000
Huntington Bancshares	2.300%	01/14/2022	1,500,000	1,436,958
Huntington Bancshares	3.150%	03/14/2021	500,000	497,506
JP Morgan Chase & Co.	4.500%	01/24/2022	2,600,000	2,705,032
Key Bank NA	2.350%	03/08/2019	500,000	498,116
Keycorp	5.100%	03/24/2021	2,000,000	2,110,445
Mellon Funding Corp. (Bank of America)	5.500%	11/15/2018	1,500,000	1,525,533
Morgan Stanley	5.500%	07/28/2021	2,200,000	2,349,726
MUFG Americas Holdings Corp.	2.250%	02/10/2020	2,594,000	2,554,820
National City Bank NA	6.875%	05/15/2019	2,600,000	2,713,908
Suntrust Banks Inc.	2.900%	03/03/2021	2,000,000	1,983,901
Travelers Companies Inc.	5.800%	05/15/2018	1,000,000	1,003,725
Wells Fargo & Co.	3.450%	02/13/2023	2,600,000	2,563,931
28.2% - Total Finance				$38,200,319

AT&T	3.600%	02/17/2023	2,300,000	2,313,736
BP Capital Markets PLC	1.375%	05/10/2018	1,000,000	998,760
Chevron Corp.	1.561%	05/16/2019	500,000	495,249
Chevron Corp. (3month LIBOR + 0.530)*	2.555%	03/03/2022	2,100,000	2,123,421
CVS Health Corp.	4.125%	05/15/2021	2,300,000	2,351,095
Eaton Corp.	5.600%	05/15/2018	1,000,000	1,003,660
Eaton Electric Holdings	3.875%	12/15/2020	1,025,000	1,047,379
General Electric Capital Corp. (3 month LIBOR + 0.300%)*	2.022%	05/13/2024	1,600,000	1,518,958
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	2.720%	04/15/2023	2,000,000	1,996,033
Johnson Controls International PLC	4.250%	03/01/2021	1,000,000	1,029,998
Johnson Controls International PLC	5.000%	03/30/2020	1,560,000	1,623,482
Kroger Co.	6.150%	01/15/2020	1,800,000	1,898,807
McDonald's Corp.	2.200%	05/26/2020	1,745,000	1,722,670
Norfolk Southern Corp.	5.750%	04/01/2018	1,564,000	1,564,000
Union Pacific Corp.	2.250%	02/15/2019	2,000,000	1,993,080
United Technologies Junior *	1.778%	05/04/2018	2,000,000	1,998,288
Verizon Communications	5.150%	09/15/2023	2,450,000	2,643,278
20.9% - Total Industrials				$28,321,894

Berkshire Hathaway Energy Co.	2.000%	11/15/2018	1,390,000	1,384,938
Berkshire Hathaway Energy Co.	5.750%	04/01/2018	1,000,000	1,000,000
Duke Energy Corp.	5.050%	09/15/2019	2,748,000	2,824,358
Enterprise Products	6.500%	01/31/2019	2,000,000	2,057,720
Eversource Energy	1.450%	05/01/2018	1,425,000	1,423,779
Eversource	4.500%	11/15/2019	480,000	492,939
Georgia Power	2.850%	05/15/2022	2,600,000	2,556,308
Interstate Power & Light	3.650%	09/01/2020	1,950,000	1,979,805
National Rural Utilites Corp.	2.350%	06/15/2020	1,817,000	1,792,399
Virginia Electric & Power Co.	5.400%	04/30/2018	2,045,000	2,048,764
Xcel Energy Inc.	4.700%	05/15/2020	2,400,000	2,465,957
14.8% - Total Utilities				$20,026,967

63.9% Total Corporate Bonds				$86,549,180

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unaudited - Portfolio of Investments as of March 31, 2018

	Rate	Maturity	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security	0.125%	04/15/2018	4,288,360	4,293,162
Treasury Note	1.590%	01/31/2019	500,000	491,289
Treasury Note (a)	0.875%	10/15/2018	2,000,000	1,988,203
Treasury Note (a)	1.125%	06/15/2018	2,165,000	2,162,145
Treasury Note (b)	3.625%	08/15/2019	4,000,000	4,074,687
9.6% - Total United States Government Treasury Obligations				$13,009,486

United States Government Agency Obligations
FHLB Step-up*	1.750%	09/15/2022	1,500,000	1,476,093
FHLB Step-up*	1.350%	07/27/2021	2,500,000	2,432,250
FHLB Step-up*	1.500%	08/24/2021	1,000,000	984,129
FHLB Step-up*	1.750%	06/15/2022	1,175,000	1,164,345
FHLB Step-up*	1.750%	06/21/2022	2,910,000	2,890,899
FHLB Step-up*	1.625%	07/12/2021	2,000,000	1,959,140
FHLB Step-up*	1.750%	07/18/2022	1,600,000	1,576,386
FHLB Step-up*	1.750%	07/26/2022	3,500,000	3,474,159
FHLB Step-up*	1.875%	09/29/2022	1,000,000	983,601
FHLB Step-up*	1.750%	10/27/2022	1,200,000	1,180,578
13.4% - Total United States Government Agency Obligations				$18,121,580

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Series 4009 Class PA	2.000%	06/15/2041	1,430,022	1,380,550
FHLMC Series 4287 Class AB	2.000%	12/15/2026	863,293	844,171
FHLMC Pool G18642	3.500%	04/01/2032	3,572,559	3,646,222
FHLMC Pool J12635	4.000%	07/01/2025	135,420	139,633
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.257%	12/01/2041	331,752	336,541
FNMA Pool 1106	3.000%	07/01/2032	1,090,154	1,086,847
FNMA Pool 833200	5.500%	09/01/2035	682,591	754,602
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	877,278	852,265
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,657,194	1,662,631
GNMA Pool 726475	4.000%	11/15/2024	200,993	206,900
GNMA Pool 728920	4.000%	12/15/2024	284,420	293,131
8.2% - Total United States Government Agency Obligations - Mortgage Backed Securities				$11,203,493

Taxable Municipal Bonds
Fairborn Ohio Special Obligation Bond Anticipation Notes	2.500%	08/15/2018	1,525,000	1,525,259
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	812,858
1.7% Total Taxable Municipal Bonds				$2,338,117

Total Fixed Income Securities	96.8%			$131,221,856
(Identified Cost $132,804,803)

Cash & Cash Equivalents			Shares
First American Government Obligation Fund, Class Z**			1,405,695	1,405,695
Total Cash Equivalents	1.0%			$1,405,695
(Identified Cost $1,405,695)

Total Portfolio Value	97.8%			$132,627,551
(Identified Cost $134,210,498)

Other Assets in Excess of Liabilities	2.2%			$2,948,998

Total Net Assets:	100.0%			$135,576,549

Futures Contracts			Long Contracts	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 expiring June 2018 (50 units per contract)			1,023	$(4,609,282)
(Notional Value of $135,189,450)

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unaudited - Portfolio of Investments as of March 31, 2018

* Variable Rate Security; the rate shown is as of March 31, 2018.

** Variable Rate Security; as of March 31, 2018, the 7 day annualized yield was 1.51%.

(a) Held as collateral by RJ O'Brien for futures contracts

(b) Portion held as collateral by RJ O'Brien for futures contracts ($3,110,00 face)

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2018:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$201,546,009	$—	$—	$201,546,009
Money Market Fund	4,226,042	—	—	4,226,042
Total	$205,772,051	$—	$—	$205,772,051

Growth Fund	Level 1		Level 3	Total
Common Stocks*	$48,427,758	$—	$—	$48,427,758
Money Market Fund	1,223,806	—	—	1,223,806
Total	$49,651,564	$—	$—	$49,651,564

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$60,758,267	$—	$—	$60,758,267
Money Market Fund	1,924,059	—	—	1,924,059
Total	$62,682,326	$—	$—	$62,682,326

Realty Fund	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts*	$9,990,956	$—	$—	$9,990,956
Money Market Fund	124,547	—	—	124,547
Total	$10,115,503	$—	$—	$10,115,503

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,101,632	$—	$—	$17,101,632
Real Estate Investment Trusts	225,882	—	—	225,882
Money Market Fund	710,917	—	—	710,917
Total	$18,038,431	$—	$—	$18,038,431

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$234,065,372	$—	$234,065,372
U.S. Government Treasury Obligations	—	86,575,561	—	86,575,561
U.S. Government Agency Obligations	—	38,836,129	—	38,836,129
U.S. Government Agency Obligations - Mortgage Backed	—	78,730,237	—	78,730,237
Taxable Municipal Bonds	—	23,744,530	—	23,744,530
Preferred Stocks	3,741,457	—	—	3,741,457
Money Market Fund	5,694,892	—	—	5,694,892
Total	$9,436,349	$461,951,829	$0	$471,388,178

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$137,606,766	$—	$137,606,766
Money Market Fund	3,579,847	—	—	3,579,847
Total	$3,579,847	$137,606,766	$0	$141,186,255

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$92,530,555	$—	$92,530,555
U.S. Treasury Obligations	—	17,963,979	—	17,963,979
U.S. Agency Obligations	—	20,680,508	—	20,680,508
U.S. Agency Obligations – Mortgage-Backed	—	12,440,419	—	12,440,419
Taxable Municipal Bonds	—	1,422,806	—	1,422,806
Cash Equivalents	370,495	—	—	370,495
Total	$370,495	$145,038,267	$0	$145,408,762

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$66,939,208	—	$66,939,208
U.S. Treasury Obligations	—	26,119,559	—	26,119,559
U.S. Agency Obligations	—	13,129,079	—	13,129,079
U.S. Agency Obligations – Mortgage-Backed	—	10,393,207	—	10,393,207
Taxable Municipal Bonds	—	7,819,011	—	7,819,011
Preferred Stocks	1,599,662	—	—	1,599,662
Cash Equivalents	238,221	—	—	238,221
Total	$1,837,883	$124,400,064	$0	$126,237,947

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$103,652,190	$—	$103,652,190
U.S. Treasury Obligations	—	40,596,577	—	40,596,577
U.S. Agency Obligations	—	16,758,502	—	16,758,502
U.S. Agency Obligations – Mortgage-Backed	—	33,059,218	—	33,059,218
Taxable Municipal Bonds	—	10,034,264	—	10,034,264
Preferred Stocks	1,778,886	—	—	1,778,886
Cash Equivalents	763,840	—	—	763,840
Total	$2,542,726	$204,100,751	$0	$206,643,477

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$86,549,180	$—	$86,549,180
U.S. Treasury Obligations	—	13,009,486	—	13,009,486
U.S. Agency Obligations	—	18,121,580	—	18,121,580
U.S. Agency Obligations – Mortgage-Backed	—	11,203,493	—	11,203,493
Taxable Municipal Bonds	—	2,338,117	—	2,338,117
Cash Equivalents	1,405,695	—	—	1,405,695
Sub-Total	$1,405,695	$131,221,856	$0	$132,627,551
Other Financial Instruments**	(4,609,282)	—	—	(4,609,282)
Total	$(3,203,587)	$131,221,856	$0	$128,018,269

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the 3 months ended March 31, 2018, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 3 months ended March 31, 2018 was $140,099,466. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable from the Broker on futures contracts as of March 31, 2018 was $1,810,710.

Tax Cost of Securities

As of September 30, 2017, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$146,627,050	$36,449,269	$(1,735,352)	$34,713,917
Johnson Growth Fund	36,908,189	12,812,512	(482,076)	12,330,436
Johnson Opportunity Fund	42,546,644	10,016,543	(514,141)	9,502,402
Johnson Realty Fund	5,561,094	5,273,229	(66,497)	5,206,732
Johnson International Fund	13,328,690	4,122,379	(754,639)	3,367,740
Johnson Fixed Income Fund	338,566,621	7,001,991	(898,341)	6,103,650
Johnson Municipal Income Fund	102,192,648	2,437,833	(264,272)	2,173,560
Johnson Institutional Short Duration Bond Fund	139,093,985	310,669	(241,187)	69,482
Johnson Institutional Intermediate Bond Fund	119,122,940	1,720,463	(304,881)	1,415,582
Johnson Institutional Core Bond Fund	174,885,709	2,651,294	(551,162)	550,164
Johnson Enhanced Return Fund	129,306,674	335,122	(207,962)	127,160

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 9, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 29, 2018

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 29, 2018

* Print the name and title of each signing officer under his or her signature